STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 51.6%
Automobiles & Components - .6%
Aptiv	835	[a]	125,601
Ford Motor	12,975	[a]	188,527
General Motors	4,315	[a]	255,923
Harley-Davidson	2,434		117,976
Tesla	3,253	[a]	2,033,841
			2,721,868
Banks - 2.1%
Bank of America	31,944		1,354,106
Citigroup	6,550		515,550
Citizens Financial Group	4,320		215,568
Comerica	3,780		296,692
Fifth Third Bancorp	3,234		136,281
Huntington Bancshares	19,330		306,574
JPMorgan Chase & Co.	13,087		2,149,409
KeyCorp	2,680		61,747
M&T Bank	630		101,235
People's United Financial	8,605		162,721
Regions Financial	6,175		144,557
The PNC Financial Services Group	2,968		577,810
Truist Financial	45,962		2,839,532
U.S. Bancorp	5,082		308,884
Wells Fargo & Co.	11,492		536,906
Zions Bancorp	2,665		154,250
			9,861,822
Capital Goods - 3.7%
3M	3,389		688,103
Allegion	2,512		352,886
Carrier Global	2,681		123,138
Caterpillar	1,992		480,231
Deere & Co.	8,786		3,172,625
Dover	3,314		498,757
Eaton	17,915		2,602,154
Emerson Electric	663		63,442
Fastenal	9,930		526,687
Fortive	2,056		149,101
General Dynamics	741		140,723
General Electric	30,280		425,737
Hexcel	2,925	[a]	173,920
Honeywell International	11,606		2,679,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Capital Goods - 3.7% (continued)
Illinois Tool Works	2,190		507,554
Ingersoll Rand	4,553	[a]	226,011
Johnson Controls International	1,056		70,266
Lockheed Martin	1,377		526,289
Northrop Grumman	1,146		419,287
Otis Worldwide	1,090		85,380
Parker-Hannifin	612		188,588
Raytheon Technologies	7,567		671,269
Roper Technologies	302		135,903
Stanley Black & Decker	653		141,570
The Boeing Company	2,419	[a]	597,541
The Toro Company	4,440		493,240
Trane Technologies	3,049		568,334
TransDigm Group	241	[a]	156,370
United Rentals	875	[a]	292,215
W.W. Grainger	220		101,675
Xylem	2,698		318,688
			17,577,625
Commercial & Professional Services - .2%
Cintas	285		100,759
Equifax	321		75,448
IHS Markit	1,655		174,288
Robert Half International	2,005		178,024
Waste Management	2,644		371,958
			900,477
Consumer Durables & Apparel - .8%
Garmin	722		102,697
Hasbro	625		59,981
Leggett & Platt	1,485		81,720
Lennar, Cl. A	2,735		270,792
Newell Brands	2,975		85,353
NIKE, Cl. B	21,303		2,907,007
VF	1,000		79,720
Whirlpool	409		96,970
			3,684,240
Consumer Services - 1.2%
Booking Holdings	258	[a]	609,280
Chipotle Mexican Grill	70	[a]	96,039
Darden Restaurants	937		134,207
Domino's Pizza	148		63,177
Expedia Group	390	[a]	69,011
Las Vegas Sands	32,400	[a]	1,871,100
Marriott International, Cl. A	608	[a]	87,297
McDonald's	5,010		1,171,789

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Consumer Services - 1.2% (continued)
MGM Resorts International	2,875		123,251
Royal Caribbean Cruises	1,671	[a]	155,854
Starbucks	6,808		775,295
Wynn Resorts	863	[a]	113,804
Yum! Brands	2,491		298,845
			5,568,949
Diversified Financials - 2.2%
American Express	1,959		313,695
Ameriprise Financial	1,484		385,603
Berkshire Hathaway, Cl. B	8,348	[a]	2,416,245
BlackRock	406		356,078
Capital One Financial	1,193		191,811
CME Group	9,246		2,022,655
Discover Financial Services	1,942		227,719
Intercontinental Exchange	7,071		798,174
Invesco	8,925		254,630
Moody's	1,325		444,339
Morgan Stanley	6,300		572,985
MSCI	198		92,690
S&P Global	1,852		702,778
State Street	3,249		282,598
Synchrony Financial	5,495		260,518
The Charles Schwab	8,051		594,566
The Goldman Sachs Group	1,060		394,341
			10,311,425
Energy - 1.4%
Baker Hughes	4,295		104,798
Cabot Oil & Gas	3,340		54,776
Chevron	26,814		2,783,025
ConocoPhillips	6,692		373,012
Devon Energy	6,835		181,538
Diamondback Energy	1,045		83,673
EOG Resources	2,751		221,015
Exxon Mobil	11,854		691,918
Halliburton	11,100		249,195
Hess	1,575		132,016
Kinder Morgan	6,985		128,105
Marathon Oil	8,470		102,572
Marathon Petroleum	3,531		218,216
Occidental Petroleum	4,040		104,878
ONEOK	1,985		104,689
Phillips 66	2,308		194,380
Pioneer Natural Resources	823		125,252
Schlumberger	6,200		194,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Energy - 1.4% (continued)
The Williams Companies	9,679		254,945
Valero Energy	3,548		285,259
			6,587,508
Food & Staples Retailing - .5%
Costco Wholesale	3,363		1,272,122
Sysco	1,650		133,650
The Kroger Company	6,927		256,160
Walgreens Boots Alliance	2,047		107,795
Walmart	4,499		638,993
			2,408,720
Food, Beverage & Tobacco - 1.4%
Altria Group	9,164		451,052
Archer-Daniels-Midland	4,910		326,662
Conagra Brands	1,660		63,246
Constellation Brands, Cl. A	1,330		318,828
McCormick & Co.	3,618		322,219
Mondelez International, Cl. A	12,005		762,678
Monster Beverage	2,265	[a]	213,522
PepsiCo	6,684		988,831
Philip Morris International	3,754		361,998
The Coca-Cola Company	44,305		2,449,623
The Hershey Company	281		48,627
The Kraft Heinz Company	1,321		57,582
Tyson Foods, Cl. A	1,390		110,505
			6,475,373
Health Care Equipment & Services - 3.9%
Abbott Laboratories	5,809		677,620
ABIOMED	231	[a]	65,738
Align Technology	259	[a]	152,849
AmerisourceBergen	1,368		156,964
Anthem	1,524		606,887
Baxter International	1,555		127,697
Becton Dickinson & Co.	1,855		448,706
Boston Scientific	55,014	[a]	2,340,846
Cardinal Health	1,145		64,200
Centene	1,610	[a]	118,496
Cerner	1,125		88,031
Cigna	2,215		573,353
CVS Health	4,045		349,650
Danaher	11,707		2,998,631
DexCom	392	[a]	144,801
Edwards Lifesciences	4,389	[a]	420,905
HCA Healthcare	533		114,483
Henry Schein	4,971	[a]	377,995

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Health Care Equipment & Services - 3.9% (continued)
Hologic	1,050	[a]	66,213
Humana	1,030		450,831
IDEXX Laboratories	258	[a]	143,992
Intuitive Surgical	1,473	[a]	1,240,531
Medtronic	6,993		885,244
Quest Diagnostics	500		65,835
ResMed	2,192		451,223
Steris	654		124,822
Stryker	2,533		646,599
UnitedHealth Group	10,488		4,320,217
West Pharmaceutical Services	371		128,926
Zimmer Biomet Holdings	709		119,346
			18,471,631
Household & Personal Products - 1.1%
Colgate-Palmolive	8,553		716,570
Kimberly-Clark	1,327		173,346
The Clorox Company	2,023		357,525
The Estee Lauder Companies, Cl. A	3,175		973,201
The Procter & Gamble Company	21,671		2,922,334
			5,142,976
Insurance - 1.5%
American International Group	68,040		3,595,234
Aon, Cl. A	2,074		525,489
Chubb	912		155,031
Cincinnati Financial	1,410		171,611
Lincoln National	2,076		144,884
Marsh & McLennan	4,296		594,352
MetLife	2,067		135,099
Principal Financial Group	1,760		115,086
Prudential Financial	671		71,777
The Allstate	3,415		466,523
The Hartford Financial Services Group	4,565		298,323
The Progressive	1,665		164,968
The Travelers Companies	2,111		337,127
Unum Group	2,730		84,548
			6,860,052
Materials - 1.5%
Air Products & Chemicals	7,859		2,355,028
Albemarle	500		83,540
Amcor	16,260		191,868
CF Industries Holdings	1,385		73,640
Corteva	4,294		195,377
Dow	4,754		325,269
DuPont de Nemours	1,824		154,292

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Materials - 1.5% (continued)
Ecolab	1,925		414,029
FMC	3,625		423,001
Freeport-McMoRan	11,795		503,882
International Paper	2,939		185,451
Linde	3,012		905,407
LyondellBasell Industries, Cl. A	975		109,805
Newmont	4,165		306,044
PPG Industries	2,407		432,586
The Mosaic Company	2,020		73,003
The Sherwin-Williams Company	690		195,636
Vulcan Materials	1,952		357,841
			7,285,699
Media & Entertainment - 5.4%
Activision Blizzard	2,755		267,924
Alphabet, Cl. A	2,673	[a]	6,299,860
Alphabet, Cl. C	1,649	[a]	3,976,662
Charter Communications, Cl. A	446	[a]	309,760
Comcast, Cl. A	59,820		3,430,079
Electronic Arts	1,027		146,789
Facebook, Cl. A	22,704	[a]	7,463,486
Netflix	2,254	[a]	1,133,334
News Corporation, Cl. A	2,900		78,271
Take-Two Interactive Software	600	[a]	111,336
The Walt Disney Company	10,837	[a]	1,936,030
Twitter	3,005	[a]	174,290
ViacomCBS, Cl. B	3,374		143,125
			25,470,946
Pharmaceuticals Biotechnology & Life Sciences - 2.9%
AbbVie	26,253		2,971,840
Agilent Technologies	980		135,367
Alexion Pharmaceuticals	778	[a]	137,356
Amgen	3,046		724,765
Biogen	928	[a]	248,221
Bio-Rad Laboratories, Cl. A	137	[a]	82,525
Bristol-Myers Squibb	8,743		574,590
Catalent	775	[a]	81,243
Eli Lilly & Co.	6,754		1,349,044
Gilead Sciences	8,381		554,068
Illumina	565	[a]	229,187
Johnson & Johnson	13,888		2,350,544
Merck & Co.	11,176		848,147
Mettler-Toledo International	268	[a]	348,655
PerkinElmer	715		103,725
Pfizer	26,278		1,017,747

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 2.9% (continued)
Regeneron Pharmaceuticals	368	[a]	184,894
Thermo Fisher Scientific	2,463		1,156,378
Vertex Pharmaceuticals	565	[a]	117,876
Viatris	3,820		58,217
Waters	1,252	[a]	403,457
Zoetis	1,098		193,995
			13,871,841
Real Estate - 1.2%
Alexandria Real Estate Equities	459	[b]	81,821
American Tower	7,910	[b]	2,020,689
Apartment Income REIT	1,506	[b]	70,149
AvalonBay Communities	1,018	[b]	210,665
Crown Castle International	2,870	[b]	543,865
Digital Realty Trust	1,016	[b]	153,985
Equinix	373	[b]	274,797
Essex Property Trust	259	[b]	76,480
Extra Space Storage	566	[b]	84,792
Federal Realty Investment Trust	1,002	[b]	114,569
Healthpeak Properties	5,050	[b]	168,569
Host Hotels & Resorts	5,845	[a,b]	100,359
Iron Mountain	3,710	[b]	161,533
Kimco Realty	8,550	[b]	182,200
Mid-America Apartment Communities	589	[b]	94,652
Prologis	1,736	[b]	204,570
Realty Income	1,780	[b]	121,752
Regency Centers	1,750	[b]	113,050
Simon Property Group	1,020	[b]	131,060
SL Green Realty	1,839	[b]	145,686
Ventas	1,810	[b]	100,365
Vornado Realty Trust	1,780	[b]	84,158
Welltower	1,790	[b]	133,838
Weyerhaeuser	5,745	[b]	218,080
			5,591,684
Retailing - 3.3%
Amazon.com	2,945	[a]	9,491,941
Dollar General	1,555		315,603
Dollar Tree	1,734	[a]	169,065
eBay	2,742		166,933
Etsy	608	[a]	100,156
Genuine Parts	414		54,284
Kohl's	1,435		79,628
L Brands	1,965		137,295
Lowe's	4,196		817,507

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Retailing - 3.3% (continued)
O'Reilly Automotive	1,458	[a]	780,205
Ross Stores	2,308		291,708
Target	1,552		352,180
The Home Depot	5,513		1,758,151
The TJX Companies	14,034		947,856
			15,462,512
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices	23,475	[a]	1,879,878
Analog Devices	1,503		247,394
Applied Materials	5,935		819,802
Broadcom	1,590		751,005
Intel	18,417		1,051,979
KLA	318		100,771
Lam Research	5,277		3,429,258
Micron Technology	6,870	[a]	578,042
NVIDIA	7,803		5,070,233
Qualcomm	3,820		513,943
Texas Instruments	8,300		1,575,506
Xilinx	1,834		232,918
			16,250,729
Software & Services - 7.5%
Accenture, Cl. A	3,595		1,014,365
Adobe	7,939	[a]	4,005,861
Alliance Data Systems	882		106,766
Ansys	795	[a]	268,662
Autodesk	1,824	[a]	521,409
Automatic Data Processing	5,307		1,040,278
Cadence Design Systems	754	[a]	95,750
Citrix Systems	553		63,573
Cognizant Technology Solutions, Cl. A	6,207		444,173
Fidelity National Information Services	1,469		218,852
Fiserv	4,731	[a]	545,011
Fortinet	1,639	[a]	358,187
Global Payments	593		114,870
International Business Machines	1,732		248,958
Intuit	737		323,609
Jack Henry & Associates	2,275		350,691
Manhattan Associates	3,095	[a]	420,858
Mastercard, Cl. A	6,004		2,164,922
Microsoft	52,239		13,043,034
Oracle	9,800		771,652
Paychex	8,969		907,125
Paycom Software	181	[a]	59,658
PayPal Holdings	4,521	[a]	1,175,550

Description	Shares		Value ($)
Common Stocks - 51.6% (continued)
Software & Services - 7.5% (continued)
salesforce.com	4,737	[a]	1,127,880
ServiceNow	727	[a]	344,511
Square, Cl. A	5,420	[a]	1,206,058
Tyler Technologies	205	[a]	82,648
Visa, Cl. A	18,085		4,110,720
			35,135,631
Technology Hardware & Equipment - 3.6%
Amphenol, Cl. A	17,096		1,149,877
Apple	95,658		11,919,943
Cisco Systems	28,812		1,524,155
Cognex	4,745		376,706
Corning	9,840		429,319
Hewlett Packard Enterprise	20,128		321,243
HP	3,338		97,570
IPG Photonics	1,960	[a]	410,150
Motorola Solutions	768		157,678
TE Connectivity	3,380		458,598
			16,845,239
Telecommunication Services - .4%
AT&T	26,823		789,401
Lumen Technologies	8,303		114,914
T-Mobile US	2,013	[a]	284,739
Verizon Communications	16,015		904,687
			2,093,741
Transportation - .8%
C.H. Robinson Worldwide	765		74,220
CSX	7,033		704,144
Expeditors International of Washington	3,915		492,076
FedEx	908		285,847
Norfolk Southern	757		212,641
Southwest Airlines	6,835	[a]	420,079
Union Pacific	4,002		899,369
United Parcel Service, Cl. B	2,283		489,932
			3,578,308
Utilities - .9%
American Electric Power	1,420		122,120
CMS Energy	7,021		440,498
Dominion Energy	885		67,384
DTE Energy	660		91,073
Duke Energy	1,027		102,926
Eversource Energy	2,320		188,361
Exelon	2,495		112,574
FirstEnergy	2,950		111,835
NextEra Energy	18,896		1,383,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 51.6% (continued)
Utilities - .9% (continued)
NiSource		10,190		259,845
NRG Energy		5,820		187,113
Pinnacle West Capital		1,425		120,527
Sempra Energy		2,855		386,824
The AES		9,690		246,223
The Southern Company		55		3,516
Xcel Energy		7,485		530,537
				4,354,921
Total Common Stocks (cost $83,589,844)				242,513,917
	1-Day Yield (%)
Investment Companies - 47.8%
Registered Investment Companies - 47.8%
BNY Mellon Dynamic Value Fund, Cl. Y		1,697,832	[c]	79,526,447
BNY Mellon Income Stock Fund, Cl. M		4,948,690	[c]	50,575,610
BNY Mellon Research Growth Fund, Cl. Y		4,339,861	[c]	92,742,839
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.04	2,075,827	[c]	2,075,827
Total Investment Companies (cost $166,151,137)				224,920,723
Total Investments (cost $249,740,981)		99.4%		467,434,640
Cash and Receivables (Net)		.6%		2,737,136
Net Assets		100.0%		470,171,776

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	242,513,917	-	-	242,513,917
Investment Companies	224,920,723	-	-	224,920,723

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board Members (“Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $217,693,659, consisting of $217,956,163 gross unrealized appreciation and $262,504 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.